UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 259-2655

Date of fiscal year end: May 31

Date of reporting period: June 1, 2011 – August 31, 2011

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND

Portfolio of Investments

August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.42%
Advertising - 0.91%
APAC Customer Services, Inc.(a)	2,564,453	$21,669,628

Aerospace & Defense - 0.82%
Allied Defense Group, Inc.(a)(b)	398,319	1,250,722
Satair A/S	164,284	18,215,060

		19,465,782

Apparel/Textiles - 3.44%
The Timberland Co.(a)	1,899,155	81,549,716

Banks - 0.33%
Abington Bancorp, Inc.(c)	885,454	7,747,723

Beverages - 0.48%
Charlie’s Group Ltd.(a)(b)	1,341,798	502,983
Foster’s Group Ltd.	2,050,308	10,914,520

		11,417,503

Biotechnology - 2.65%
Cephalon, Inc.(a)	780,899	62,971,695

Chemicals - 11.87%
Arch Chemicals, Inc.	1,622,905	76,162,932
Ecolab, Inc.(d)	6,129	328,514
Lubrizol Corp. (c)(d)	1,079,155	145,416,136
Rhodia S.A.(b)	1,321,155	59,838,563

		281,746,145

Coal - 0.39%
MacArthur Coal Ltd.	549,148	9,327,591

Commercial Services & Supplies - 0.87%
ConnectEast Group	9,544,229	5,509,229
Niscayah Group AB	5,292,776	15,023,254
PLUS Expressways Bhd	93,300	136,056

		20,668,539

Computers & Computer Services - 4.45%
Ness Technologies, Inc.(a)	2,015,962	15,442,269

	Shares	Value
COMMON STOCKS - 77.42% (Continued)
Computers & Computer Services (Continued)
Telvent GIT S.A.(a)	2,239,678	$90,147,039

		105,589,308

Construction & Engineering - 0.09%
KHD Humboldt Wedag International AG(a)(b)	279,236	2,125,939

Containers & Packaging - 2.77%
Graham Packaging Co., Inc.(a)(c)	2,549,558	64,937,242
Rock-Tenn Co., Class A(d)	15,013	805,748

		65,742,990

Diversified Financial Services - 0.27%
Count Financial Ltd.	466,200	702,664
DKN Financial Group Ltd.	6,911,968	5,726,109

		6,428,773

Electric Utilities - 0.76%
Central Vermont Public Service Corp.	2,740	95,407
Constellation Energy Group, Inc.	463,829	17,852,778

		17,948,185

Electrical Services - 6.49%
DPL, Inc.(c)	2,164,813	64,771,205
Progress Energy, Inc.(c)	1,828,245	89,218,356

		153,989,561

Electronic Measuring Instruments - 1.83%
Tognum AG(b)	1,161,763	43,390,465

Environmental Control - 1.54%
Nalco Holding Co.(d)	988,080	36,568,841

Financial Services - 0.96%
Comerica, Inc.(d)	227,269	5,815,824
optionsXpress Holdings, Inc.(c)	1,352,255	17,038,413

		22,854,237

Food - 0.55%
Hsu Fu Chi International Ltd.	504,000	1,740,962
Universe Co. Ltd.	520,000	11,286,927

		13,027,889

	Shares	Value
COMMON STOCKS - 77.42% (Continued)
Gas Utilities - 2.35%
Southern Union Co.(d)	1,331,706	$55,771,847

Health Care Equipment - 2.14%
Kinetic Concepts, Inc.(a)(d)	753,278	50,876,396

Household Products - 0.39%
Clorox Co.(d)	134,082	9,345,515

Insurance - 0.58%
FPIC Insurance Group, Inc.(a)	328,663	13,777,553

Internet - 1.60%
LoopNet, Inc.(a)	798,708	14,025,312
S1 Corp.(a)	2,609,836	23,984,393

		38,009,705

Iron & Steel - 0.15%
Sundance Resources Ltd.(a)	6,100,000	3,097,274
Thainox Stainless PCL	7,650,000	546,247

		3,643,521

Machinery - 0.48%
International Mining Machinery Holdings Ltd.	11,166,977	11,359,384

Media - 0.36%
Austar United Communications Ltd.(a)	3,006,522	3,551,263
British Sky Broadcasting Group Plc	457,883	4,909,367

		8,460,630

Metals & Mining - 1.81%
Bannerman Resources Ltd.(a)	2,950,000	1,214,057
BC Iron Ltd.(a)	1,945,625	5,407,402
Extract Resources Ltd.(a)	1,245,401	10,730,018
Ferraus Ltd.(a)	2,159,719	2,227,823
Gold One International Ltd.(a)	22,986,200	13,022,647
Northgate Minerals Corp.(a)	80,000	329,215
Peregrine Metals Ltd.(a)	1,762,050	4,462,253
Pilot Gold, Inc.(a)	44,450	98,495
Stillwater Mining Co.(a)(d)	360,251	5,544,263

		43,036,173

Miscellaneous Manufacturing - 2.38%
Ameron International Corp.	668,334	56,480,906

	Shares	Value
COMMON STOCKS - 77.42% (Continued)
Oil & Gas Drilling - 0.55%
Aker Drilling ASA(a)	2,640,925	$12,997,235

Oil & Gas Services - 0.26%
Kencana Petroleum Bhd	2,770,000	2,553,637
SapuraCrest Petroleum Bhd	2,688,700	3,605,364

		6,159,001

Pharmaceuticals - 2.61%
Medco Health Solutions, Inc.(a)(d)	1,146,187	62,054,564

Retail - 2.56%
BJ’s Wholesale Club, Inc.(a)(c)	1,177,278	59,829,268
Little Sheep Group Ltd.	1,000,000	801,454

		60,630,722

Semiconductors - 7.85%
Advanced Analogic Technologies, Inc.(a)(c)	3,968,571	23,811,426
CSR Plc	676,393	2,426,551
National Semiconductor Corp.(c)	1,877,892	46,759,511
Varian Semiconductor Equipment Associates, Inc.(a)(c)	1,110,809	68,075,930
Zarlink Semiconductor, Inc.(a)	6,891,843	25,264,696
Zoran Corp.(a)(b)	2,391,591	19,905,451

		186,243,565

Software - 4.34%
Blackboard, Inc.(a)(d)	996,224	42,050,615
Emdeon, Inc.(a)	1,890,357	35,387,483
Redflex Holdings Ltd.	3,134,465	5,880,263
VeriFone Systems, Inc.(a)(d)	557,074	19,620,146

		102,938,507

Specialty Retail - 0.00%
J. Crew Group, Inc.(a)(e)(f)	3,362,452	0

Telephones & Telecommunications - 5.54%
CenturyLink, Inc.(d)	215,947	7,806,484
Global Crossing Ltd.(a)(c)(d)	1,153,326	32,812,125
Motorola Mobility Holdings, Inc.(a)(d)	1,631,538	61,541,613
PAETEC Holding Corp.(a)	5,164,313	28,971,796

	Shares	Value
COMMON STOCKS - 77.42% (Continued)
Telephones & Telecommunications (Continued)
Sunrise Telecom, Inc.(a)(b)	673,774	$245,928

		131,377,946

TOTAL COMMON STOCKS (Cost $1,820,217,908)		1,837,393,680

EXCHANGE TRADED FUNDS - 2.73%
Equity Fund - 2.73%
SPDR S&P 500 ETF Trust	531,750	64,905,405

TOTAL EXCHANGE TRADED FUNDS (Cost $63,655,383)		64,905,405

RIGHTS - 0.01%
Atlas Energy(a)(b)(e)(f)	500,000	50,000
Emergent Biosolutions(a)(b)(f)	595,405	88,417

TOTAL RIGHTS (Cost $173,313)		138,417

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a) - 0.15%
Call Options Purchased - 0.06%
Blackboard, Inc.	01/2012	$44.00	2,878	251,825
Duke Energy Corp.	10/2011	19.00	10,000	425,000
Ecolab, Inc.	10/2011	52.50	1,108	285,310
InterDigital, Inc.	09/2011	70.00	169	108,160
Kinetic Concepts, Inc.	09/2011	70.00	5,885	264,825
Temple-Inland, Inc.:
	11/2011	27.00	176	32,560
	11/2011	31.00	1,024	56,320
The Charles Schwab Corp.	12/2011	13.00	243	19,440

TOTAL CALL OPTIONS PURCHASED (Cost $1,417,914)				1,443,440

Put Options Purchased - 0.09%
Blackboard, Inc.	01/2012	40.00	1,422	344,835
Johnson & Johnson	10/2011	60.00	400	24,600
SPDR S&P 500:
	09/2011	115.00	1,007	111,273
	09/2011	116.00	1,239	159,831
	09/2011	117.00	1,238	181,986
	09/2011	118.00	1,749	300,828
	09/2011	119.00	1,865	366,473

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.15% (Continued)
SPDR S&P 500: (Continued)
	09/2011	$120.00	1,750	$401,625
	09/2011	121.00	567	150,538
	09/2011	122.00	382	116,892

TOTAL PUT OPTIONS PURCHASED (Cost $3,002,018)				2,158,881

TOTAL PURCHASED OPTIONS (Cost $4,419,932)				3,602,321

		7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - 14.86%
Money Market Fund
State Street Institutional Liquid Reserves Fund(g)		0.095%	352,616,768	352,616,768

TOTAL SHORT-TERM INVESTMENTS (Cost $352,616,768)				352,616,768

Total Investments - 95.17% (Cost $2,241,083,304)				2,258,656,591

Other Assets in Excess of Liabilities - 4.83%				114,535,513

NET ASSETS - 100.00%				$2,373,192,104

(a)	Non-income producing security.
(b)

Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2011, the total market value of these securities was $127,398,468 representing 5.37% of net assets.

(c)

Security, or portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $383,895,000, representing 16.18% of net assets.

(d)	Underlying security for a written/purchased call/put option.
(e)	This security was issued for a possible settlement of pending litigation and does not have an expiration date.
(f)	Security considered illiquid. On August 31, 2011, the total market value of these securities was $138,417, representing 0.00% of net assets.
(g)	Rate shown is the 7-day effective yield as of August 31, 2011.
(h)	Less than 0.005% of Net Assets.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
2/18/2011	Atlas Energy	$50,000	$50,000	0.00%	(h)
8/13/2010	Emergent Biosolutions	$88,417	88,417	0.00%	(h)
3/28/2011	J. Crew Group, Inc.	0	0	0.00%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Banks
Susquehanna Bancshares, Inc.	(1,168,669)	$(7,841,769)

Chemicals
Ecolab, Inc.	(58,864)	(3,155,110)

Commercial Services & Supplies
CoStar Group, Inc.	(29,552)	(1,512,471)

Diversified Financial Services
The Charles Schwab Corp.	(1,135,300)	$(13,998,249)

Electric Utilities
Duke Energy Corp.	(4,775,853)	(90,311,380)

Iron & Steel
Atlas Iron Ltd.	(540,186)	(2,246,204)

Mining
AuRico Gold, Inc.	(10,000)	(117,431)

Multi-Utilities
Exelon Corp.	(371,752)	(16,029,946)

Pharmaceuticals
Express Scripts, Inc.	(837,543)	(39,314,269)

Retail
Arcs Co. Ltd.	(626,400)	(11,346,700)

Specialty Retail
J. Crew Group, Inc.(e)	(31,800)	(0)

Telephones & Telecommunications
CenturyLink, Inc.	(117,900)	(4,262,085)
InterDigital, Inc.	(2,300)	(161,920)
Level 3 Communications, Inc.	(18,093,216)	(32,567,789)
Windstream Corp.	(627,632)	(7,970,926)

		(44,962,720)

TOTAL COMMON STOCKS (Proceeds $247,262,922)		(230,836,249)

EXCHANGE TRADED FUND SPDR S&P 500 ETF Trust	(707,567)	(86,365,628)

TOTAL EXCHANGE TRADED FUND (Proceeds $84,723,419)		(86,365,628)

TOTAL SECURITIES SOLD SHORT (Proceeds $331,986,341)		$(317,201,877)

SCHEDULE OF OPTIONS WRITTEN	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Blackboard, Inc.	01/2012	$45.00	(2,878)	$(35,975)
CenturyLink, Inc.	09/2011	35.00	(1)	(112)
Clorox Co.:
	09/2011	$65.00	(241)	$(130,140)
	09/2011	67.50	(239)	(67,518)
	09/2011	70.00	(233)	(30,872)
	09/2011	72.50	(193)	(8,685)
Comerica, Inc.:
	09/2011	25.00	(1,391)	(158,574)
	09/2011	26.00	(881)	(52,420)
Ecolab, Inc.:
	09/2011	47.50	(2,165)	(1,255,700)
	09/2011	50.00	(1,439)	(539,625)
Exelon Corp.	09/2011	42.00	(596)	(87,910)
Global Crossing Ltd.:
	09/2011	25.00	(225)	(84,375)
	09/2011	30.00	(200)	(16,500)
InterDigital, Inc.:
	09/2011	80.00	(46)	(13,340)
	09/2011	82.50	(46)	(10,925)
	09/2011	85.00	(54)	(10,800)
Kinetic Concepts, Inc.	09/2011	67.50	(191)	(22,920)
Lubrizol Corp.	09/2011	135.00	(223)	(558)
Medco Health Solutions, Inc.:
	09/2011	52.50	(3,066)	(728,175)
	09/2011	55.00	(910)	(129,675)
Motorola Mobility Holdings, Inc.:
	09/2011	38.00	(3)	(30)
	09/2011	40.00	(655)	(3,275)
Nalco Holding Co.:
	09/2011	33.00	(746)	(294,670)
	09/2011	34.00	(696)	(208,800)
	09/2011	35.00	(484)	(102,850)
Rock-Tenn Co.	09/2011	55.00	(32)	(4,720)
Southern Union Co.:
	09/2011	40.00	(718)	(148,985)
	09/2011	42.50	(1,192)	(41,720)
	09/2011	45.00	(971)	(14,565)
SPDR Gold Trust:
	09/2011	172.00	(3)	(1,823)
	09/2011	173.00	(3)	(1,575)
	09/2011	174.00	(3)	(1,305)
	09/2011	175.00	(3)	(1,080)
SPDR S&P 500:
	09/2011	120.00	(326)	(96,496)
	09/2011	121.00	(559)	(123,539)
	09/2011	122.00	(790)	(118,500)
	09/2011	123.00	(279)	(26,086)
	09/2011	124.00	(93)	(4,604)
Stillwater Mining Co.:
	09/2011	14.00	(2,499)	(418,582)
	09/2011	15.00	(2,538)	(241,110)
The Charles Schwab Corp.:
	09/2011	11.00	(12)	(1,770)

SCHEDULE OF OPTIONS WRITTEN	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
	09/2011	$12.00	(2,428)	$(157,820)
VeriFone Systems, Inc.:
	09/2011	32.00	(160)	(67,200)
	09/2011	33.00	(426)	(132,060)
	09/2011	34.00	(851)	(204,240)
	09/2011	35.00	(1,161)	(208,980)
	09/2011	36.00	(1,258)	(157,250)
	09/2011	37.00	(967)	(84,612)
Windstream Corp.	09/2011	12.00	(15,806)	(1,130,129)

TOTAL WRITTEN CALL OPTIONS (Premiums received $4,562,665)				(7,383,175)

Written Put Options
Duke Energy	10/2011	16.00	(10,000)	(50,000)
Ecolab, Inc.:
	10/2011	45.00	(743)	(29,720)
	10/2011	47.50	(1,370)	(68,500)
Express Scripts, Inc.:
	09/2011	45.00	(864)	(49,248)
	09/2011	50.00	(2,517)	(824,317)
Johnson & Johnson	10/2011	52.50	(400)	(7,200)
Kinetic Concepts, Inc.:
	09/2011	62.50	(687)	(15,457)
	09/2011	65.00	(1,511)	(75,550)
Southern Union Co.:
	09/2011	40.00	(1,409)	(31,703)
	09/2011	42.50	(1,192)	(122,180)
SPDR S&P 500:
	09/2011	100.00	(559)	(7,267)
	09/2011	101.00	(94)	(1,410)
	09/2011	102.00	(94)	(1,551)
	09/2011	103.00	(94)	(1,833)
	09/2011	104.00	(559)	(12,857)
	09/2011	105.00	(326)	(8,313)
	09/2011	106.00	(232)	(7,192)
	09/2011	107.00	(326)	(11,247)
	09/2011	108.00	(561)	(22,721)
	09/2011	116.00	(232)	(3,944)
	09/2011	117.00	(232)	(5,104)
	09/2011	118.00	(232)	(6,844)
The Charles Schwab Corp.	12/2011	10.00	(243)	(9,720)
Windstream Corp.	09/2011	12.00	(1,487)	(5,948)

TOTAL WRITTEN PUT OPTIONS (Premiums received $2,548,878)				(1,379,826)

TOTAL WRITTEN OPTIONS (Premiums received $7,111,543)				$(8,763,001)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Autonomy Corp. Plc	GBP-LIBOR-BBA plus 45 bps	08/23/2012	88,543,314	$1,306,755
Goldman, Sachs & Co.	BJ’s Wholesale Club, Inc.	USD-LIBOR-BBA plus 40 bps	08/13/2012	4,779,780	278,894
Goldman, Sachs & Co.	Caledon Resources Plc(a)	GBP-LIBOR-BBA plus 45 bps	11/15/2011	8,644,746	1,351,049
Goldman, Sachs & Co.	Extract Resources Ltd.	AUD-BBR-BBSW plus 50 bps	08/20/2012	715,808	99,454
Goldman, Sachs & Co.	Lubrizol Corp.	USD-LIBOR-BBA plus 40 bps	08/09/2012	8,469,658	23,769
Goldman, Sachs & Co.	National Semiconductor Corp.	USD-LIBOR-BBA plus 40 bps	08/09/2012	24,162,211	326,217
Goldman, Sachs & Co.	Varian Semiconductor Equipment Associates, Inc.	USD-LIBOR-BBA plus 40 bps	08/09/2012	11,551,275	673,306
Goldman, Sachs & Co.	Zoran Corp.	USD-LIBOR-BBA plus 40 bps	08/28/2012	1,960,000	120,775
UBS	Ameron International Corp.	USD-1Month-LIBOR-BBA plus 35 bps	06/09/2012	1,629,414	193
UBS	Arch Chemicals, Inc.	USD-1Month-LIBOR-BBA plus 35 bps	06/09/2012	1,171,250	2,000
UBS	BJ’s Wholesale Club, Inc.	USD-1Month-LIBOR-BBA plus 35 bps	06/09/2012	4,465,259	42,577
UBS	Cephalon, Inc.	USD-1Month-LIBOR-BBA plus 35 bps	05/09/2012 - 06/09/2012	18,675,037	2,316
UBS	Graham Packaging Co., Inc.	USD-1Month-LIBOR-BBA plus 35 bps	05/09/2012	12,531,083	14,777
UBS	Hansen Transmissions International NV	GBP-1Month-LIBOR-BBA plus 35 bps	05/09/2012 – 12/09/2012	12,854,935	1,013,800
UBS	Holidaybreak Plc	GBP-1Month-LIBOR-BBA plus 35 bps	05/09/2012 – 12/09/2012	4,457,979	33,856

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
UBS	Macarthur Coal Ltd.	AUD-BBR-BBSW plus 45 bps	05/09/2012 – 12/09/2012	61,274,059	$373,094
UBS	Metorex Ltd.	ZAR-1Month-JIBAR-BANKS plus 70 bps	01/08/2012 – 12/09/2012	324,220,663	854,740
UBS	Minerva Plc	GBP-1Month-LIBOR-BBA plus 35 bps	01/08/2012 – 12/09/2012	3,249,255	0
UBS	National Semiconductor Corp.	USD-1Month-LIBOR-BBA plus 35 bps	06/09/2012	24,860,000	40,000
UBS	Northumbrian Water Ltd.	GBP-1Month-LIBOR-BBA plus 35 bps	07/09/2012 – 12/09/2012	8,323,914	53,799
UBS	Zoran Corp.	USD-1Month-LIBOR-BBA plus 35 bps	09/13/2012 – 12/09/2012	11,457,080	611,415

				637,996,718	$7,222,786

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Goldman, Sachs & Co.	Breakwater Resources Ltd.(a)	CAD-BA-CDOR plus 35 bps	06/20/2012	14,224,760	$(805,028)

(a)	Security fair valued using methods determined in good faith by the Pricing Committee.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	50,601,000	Purchase	09/15/2011	$53,979,582	$1,111,686
AUD	5,100,000	Sale	09/15/2011	5,440,522	87,979
CAD	119,168,316	Sale	09/15/2011	121,641,905	1,495,507
CAD	71,600,000	Purchase	09/15/2011	73,086,208	598,008
EUR	50,705,000	Purchase	09/15/2011	72,823,238	991,592
EUR	95,692,197	Sale	09/15/2011	137,434,486	722,206
DKK	31,900,000	Sale	09/15/2011	6,150,038	18,729
GBP	5,920,000	Purchase	09/15/2011	9,608,284	87,274
GBP	2,564,000	Sale	09/15/2011	4,161,426	46,600
JPY	5,608,000	Purchase	09/15/2011	73,249	3,870
HKD	5,200,000	Sale	09/15/2011	667,975	218
MYR	5,794,000	Sale	09/15/2011	1,940,567	9,214
MYR	2,000,000	Purchase	09/15/2011	669,854	4,717
NOK	63,348,000	Purchase	09/15/2011	11,799,087	502,668
NOK	5,400,000	Sale	09/15/2011	1,005,794	1,247
SEK	36,900,000	Sale	09/15/2011	5,813,830	9,237
SEK	230,000	Purchase	09/15/2011	36,238	919
SGD	10,063,000	Purchase	09/15/2011	8,356,412	36,370
THB	11,600,000	Sale	09/15/2011	386,519	2,138
ZAR	370,000	Sale	09/15/2011	52,786	1,033

					$5,731,212

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	150,759,891	Sale	09/15/2011	$160,825,989	$(1,453,778)
AUD	19,200,000	Purchase	09/15/2011	20,481,966	(195,254)
CAD	34,730,000	Purchase	09/15/2011	35,450,894	(702,722)
CAD	16,118,000	Sale	09/15/2011	16,452,563	(131,673)
DKK	62,520,000	Sale	09/15/2011	12,053,303	(102,893)
EUR	75,462,000	Sale	09/15/2011	108,379,591	(1,015,931)
EUR	47,080,000	Purchase	09/15/2011	67,616,962	(273,934)
GBP	8,830,000	Sale	09/15/2011	14,331,275	(262,839)
GBP	960,000	Purchase	09/15/2011	1,558,100	(11,286)
HKD	77,090,000	Sale	09/15/2011	9,902,726	(12,355)
JPY	5,608,000	Sale	09/15/2011	73,249	(4,117)
MYR	22,359,000	Sale	09/15/2011	7,488,633	(110,363)
MYR	7,360,000	Purchase	09/15/2011	2,465,063	(17,245)
NOK	127,848,000	Sale	09/15/2011	23,812,743	(249,015)
NZD	590,000	Sale	09/15/2011	502,111	(20,321)
SEK	58,539,000	Sale	09/15/2011	9,223,192	(142,122)
SEK	500,000	Purchase	09/15/2011	78,778	(647)
SGD	12,419,000	Sale	09/15/2011	10,312,857	(221,308)
SGD	260,000	Purchase	09/15/2011	215,907	(576)
THB	4,410,000	Sale	09/15/2011	146,944	(2,069)

					$(4,930,448)

Abbreviations:

AUD - Australian Dollar

BA - Bankers Acceptance

BBA - British Bankers Association

BBR - Bankers Buying Rate

BBSW - Bank-Bill Swap Reference Rate

Bhd - Berhad (in Malaysia, a form of a public company)

Bps - Basis Points

CAD - Canadian Dollar

CDOR - Canadian Dealer Offered Rate

DKK - Danish Krone

ETF - Exchange Traded Fund

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

JIBAR - Johannesburg Interbank Agreed Rate

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

Ltd. - Limited

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PCL - Public Company Limited

Plc - Public Limited Liability

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

SEK - Swedish Krona

SGD - Singapore Dollar

SPDR - Standard & Poor’s Depositary Receipt

THB - Thai Bhat

USD - United States Dollar

ZAR - South African Rand

See Notes to Quarterly Portfolio of Investments.

The Arbitrage Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks
Advertising	$21,669,628	$–	$–	$21,669,628
Aerospace & Defense	18,215,060	–	1,250,722	19,465,782
Apparel/Textiles	81,549,716	–	–	81,549,716
Banks	7,747,723	–	–	7,747,723
Beverages	10,914,520	–	502,983	11,417,503
Biotechnology	62,971,695	–	–	62,971,695
Chemicals	221,907,582	–	59,838,563	281,746,145
Coal	9,327,591	–	–	9,327,591
Commercial Services & Supplies	20,668,539	–	–	20,668,539
Computers & Computer Services	105,589,308	–	–	105,589,308
Construction & Engineering	–	–	2,125,939	2,125,939
Containers & Packaging	65,742,990	–	–	65,742,990
Diversified Financial Services	6,428,773	–	–	6,428,773
Electric Utilities	17,948,185	–	–	17,948,185
Electrical Services	153,989,561	–	–	153,989,561
Electronic Measuring Instruments	–	–	43,390,465	43,390,465
Environmental Control	36,568,841	–	–	36,568,841
Financial Services	22,854,237	–	–	22,854,237
Food	13,027,889	–	–	13,027,889
Gas Utilities	55,771,847	–	–	55,771,847
Health Care Equipment	50,876,396	–	–	50,876,396
Household Products	9,345,515	–	–	9,345,515
Insurance	13,777,553	–	–	13,777,553
Internet	38,009,705	–	–	38,009,705
Iron & Steel	3,643,521	–	–	3,643,521
Machinery	11,359,384	–	–	11,359,384
Media	8,460,630	–	–	8,460,630
Metals & Mining	43,036,173	–	–	43,036,173
Miscellaneous Manufacturing	56,480,906	–	–	56,480,906
Oil & Gas Drilling	12,997,235	–	–	12,997,235
Oil & Gas Services	6,159,001	–	–	6,159,001
Pharmaceuticals	62,054,564	–	–	62,054,564
Retail	60,630,722	–	–	60,630,722
Semiconductors	166,338,114	–	19,905,451	186,243,565
Software	102,938,507	–	–	102,938,507
Specialty Retail	–	–	0	0
Telephones & Telecommunications	131,132,018	–	245,928	131,377,946
Exchange Traded Funds	64,905,405	–	–	64,905,405
Rights	–	–	138,417	138,417
Purchased Options	3,602,321	–	–	3,602,321
Short-Term Investments	352,616,768	–	–	352,616,768

TOTAL	$2,131,258,123	$–	$127,398,468	$2,258,656,591

Other Financial Instruments*

Assets
Forward Foreign Currency Contracts	$–	$5,731,212	$–	$5,731,212
Total Return Swaps	7,222,786	–	–	7,222,786

TOTAL	$7,222,786	$5,731,212	$–	$12,953,998

Liabilities
Securities Sold Short	$(317,201,877)	$–	$–	$(317,201,877)
Written Options	(8,763,001)	–	–	(8,763,001)
Total Return Swaps	(805,028)	–	–	(805,028)
Forward Foreign Currency Contracts	–	(4,930,448)	–	(4,930,448)

TOTAL	$(326,769,906)	$(4,930,448)	$–	$(331,700,354)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures and forward contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2011:

Investments in Securities	Balance as of May 31, 2011	Accrued discount/ premium	Realized gain	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of August 31, 2011	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at August 31, 2011
Common Stocks	$-	$-	$-	$25,635	$477,348	$126,757,068	$127,260,051	$3,459,964

Rights	-	-	-	-	-	138,417	138,417	(53,586)

TOTAL	$-	$-	$-	$25,635	$477,348	$126,895,485	$127,398,468,	$3,406,378

THE ARBITRAGE EVENT DRIVEN FUND

Portfolio of Investments

August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 53.20%
Advertising - 1.39%
APAC Customer Services, Inc.(a)(b)	33,755	$285,230

Aerospace & Defense - 0.67%
Allied Defense Group, Inc.(a)(c)	5,000	15,700
Satair A/S	1,100	121,963

		137,663

Apparel/Textiles - 1.14%
The Timberland Co.(a)	5,428	233,078

Auto Components - 3.43%
Autoneum Holding AG(a)	9,967	701,901

Chemicals - 2.78%
Arch Chemicals, Inc.	4,344	203,864
Lubrizol Corp.	2,707	364,768

		568,632

Coal - 0.65%
Alpha Natural Resources, Inc.(a)(d)	1,600	52,912
MacArthur Coal Ltd.	4,669	79,306

		132,218

Computers & Computer Services - 2.23%
Hewlett-Packard Co.(d)	3,100	80,693
Ness Technologies, Inc.(a)(b)	31,725	243,014
Telvent GIT S.A.(a)	3,313	133,348

		457,055

Containers & Packaging - 4.81%
Graham Packaging Co., Inc.(a)(b)	13,744	350,060
Rock-Tenn Co., Class A(d)	10,535	565,413
Sealed Air Corp.(d)	3,800	69,996

		985,469

Electrical Services - 2.04%
DPL, Inc.(b)	13,936	416,965

	Shares	Value
COMMON STOCKS - 53.20% (Continued)
Food - 0.36%
Ralcorp Holdings, Inc.(a)(d)	850	$73,584

Forest Products & Paper - 0.27%
Wausau Paper Corp.(b)	8,304	55,388

Gas Utilities - 1.03%
Southern Union Co.(d)	5,045	211,285

Health Care Equipment - 1.78%
Kinetic Concepts, Inc.(a)(d)	5,389	363,973

Health Care Products - 0.50%
Gen-Probe, Inc.(a)	1,700	101,949

Household Products - 0.26%
Clorox Co.(d)	754	52,554

Insurance - 0.85%
Validus Holdings Ltd.(b)	6,741	174,053

Internet - 0.78%
S1 Corp.(a)	17,380	159,722

Machinery-Diversified - 0.22%
The Manitowoc Co., Inc.(d)	4,000	44,440

Media - 0.19%
British Sky Broadcasting Group Plc	3,648	39,113

Metals & Mining - 6.98%
BC Iron Ltd.(a)	47,533	132,107
Extract Resources Ltd.(a)	31,840	274,324
Gold One International Ltd.(a)	598,630	339,149
Nevada Copper Corp.(a)	6,725	29,872
Peregrine Metals Ltd.(a)	78,350	198,415
Stillwater Mining Co.(a)(d)	12,624	194,284
Walter Energy, Inc.(d)	3,200	261,568

		1,429,719

Miscellaneous Manufacturing - 6.57%
Ameron International Corp.	2,925	247,192

	Shares	Value
COMMON STOCKS - 53.20% (Continued)
Miscellaneous Manufacturing (Continued)
ITT Corp.(b)(d)	23,198	$1,098,193

		1,345,385

Oil & Gas - 1.49%
Marathon Petroleum Corp.(d)	8,220	304,633

Petroleum Exploration & Production - 0.31%
Marathon Oil Corp.(d)	2,395	64,473

Retail - 1.96%
BJ’s Wholesale Club, Inc.(a)(b)	7,908	401,885

Semiconductors - 4.57%
Advanced Analogic Technologies, Inc.(a)(b)	56,908	341,448
CSR Plc	6,579	23,602
Varian Semiconductor Equipment Associates, Inc.(a)	2,771	169,821
Zoran Corp.(a)(b)(c)	48,157	400,815

		935,686

Software - 2.90%
Blackboard, Inc.(a)(d)	4,150	175,172
Emdeon, Inc.(a)	6,506	121,792
Redflex Holdings Ltd.	78,388	147,056
VeriFone Systems, Inc.(a)(d)	4,277	150,636

		594,656

Specialty Retail - 0.00%
J. Crew Group, Inc.(a)(e)(f)	698	0

Telephones & Telecommunications - 3.04%
Comverse Technology, Inc.(a)	28,517	196,767
Motorola Mobility Holdings, Inc.(a)(b)(d)	8,027	302,779
PAETEC Holding Corp.(a)	21,758	122,062

		621,608

TOTAL COMMON STOCKS (Cost $11,278,346)		10,892,317

	Shares	Value
EXCHANGE TRADED FUNDS - 2.46%
Equity Fund - 2.46%
SPDR S&P 500 ETF Trust	4,131	$504,230

TOTAL EXCHANGE TRADED FUNDS (Cost $505,326)		504,230

PREFERRED STOCKS - 5.17%
Banks - 0.90%
Fifth Third Capital Trust V, 7.250%	7,275	182,748

Financial Services - 4.27%
Citigroup Capital IX, 6.000%	10,617	241,431
Citigroup Capital VIII, 6.950%	7,984	195,608
FelCor Lodging Trust, Inc., 8.000%, Series C	12,747	289,739
Merrill Lynch Preferred Capital Trust III, 7.000%	6,335	147,859

		874,637

TOTAL PREFERRED STOCKS (Cost $1,136,058)		1,057,385

RIGHTS - 0.00%(g)
Atlas Energy(a)(c)(e)(f)	1,750	175
Emergent Biosolutions(a)(c)(f)	546	81

TOTAL RIGHTS (Cost $162)		256

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 32.96%
Chesapeake Energy Corp.	02/15/2015	9.500%	$357,000	$403,410
Diversey, Inc.	11/15/2019	8.250%	555,000	641,025
Expedia, Inc.	07/01/2016	8.500%	212,000	233,349
Global Crossing Ltd.	09/15/2015	12.000%	562,000	642,085
Lyondell Chemical Co.	05/01/2018	11.000%	459,000	512,359
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	235,200
Nalco Holding Co.	01/15/2019	6.625%	553,000	608,300
NB Capital Trust II	12/15/2026	7.830%	63,000	61,740
Nova Chemicals Corp.	11/01/2019	8.625%	358,000	391,563
NXP BV / NXP Funding LLC	08/01/2018	9.750%	143,000	150,507
OPTI Canada, Inc.	12/15/2014	8.250%	318,000	201,135
Petrohawk Energy Corp.	08/15/2018	7.250%	796,000	928,335
Plains Exploration & Production Co.	03/01/2016	10.000%	484,000	534,820
Speedway Motorsports, Inc.	06/01/2016	8.750%	172,000	181,460
Telcordia Technologies, Inc.	05/01/2018	11.000%	328,000	402,620
Western Refining, Inc.	06/15/2017	11.250%	198,000	216,810
WMG Acquisition Corp.	06/15/2016	9.500%	396,000	403,920

TOTAL CORPORATE BONDS (Cost $6,906,438)				6,748,638

CONVERTIBLE CORPORATE BOND - 2.03%
Telvent GIT S.A.	04/15/2015	5.500%	319,000	415,896

TOTAL CONVERTIBLE CORPORATE BOND (Cost $410,779)				415,896

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.46%
Call Options Purchased - 0.26%
InterDigital, Inc.	09/2011	$70.00	4	2,560
ITT Corp.:
	10/2011	55.00	41	1,435
	10/2011	60.00	20	200
	01/2012	45.00	80	41,600
Kinetic Concepts, Inc.	09/2011	70.00	17	765
Marathon Petroleum Corp.	09/2011	40.00	40	1,500
Rock-Tenn Co.	10/2011	65.00	50	2,875
Sealed Air Corp.	10/2011	22.50	56	280
Temple-Inland, Inc.:
	11/2011	27.00	1	185
	11/2011	31.00	11	605

TOTAL CALL OPTIONS PURCHASED (Cost $85,604)				52,005

Put Options Purchased - 0.20%
Blackboard, Inc.	01/2012	40.00	5	1,212
Ralcorp Holdings, Inc.	09/2011	85.00	18	4,770

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a) - 0.46% (Continued)
SPDR S&P 500:
	09/2011	$115.00	16	$1,768
	09/2011	116.00	19	2,451
	09/2011	117.00	18	2,646
	09/2011	118.00	25	4,300
	09/2011	119.00	27	5,306
	09/2011	120.00	25	5,738
	09/2011	121.00	9	2,389
	09/2011	122.00	6	1,836
SPDR S&P Oil & Gas:
	09/2011	50.00	58	5,249
	09/2011	52.00	27	3,982

TOTAL PUT OPTIONS PURCHASED (Cost $72,916)				41,647

TOTAL PURCHASED OPTIONS (Cost $158,520)				93,652

		Rate	Shares	Value
SHORT-TERM INVESTMENTS - 0.06%
Time Deposits
Euro Time Deposit		0.01%	11,965	11,965

TOTAL SHORT-TERM INVESTMENTS (Cost $11,965)				11,965

Total Investments - 96.34% (Cost $20,407,594)				19,724,339

Other Assets in Excess of Liabilities - 3.66%				748,838

NET ASSETS - 100.00%				$20,473,177

(a)	Non-income producing security.
(b)

Security, or portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $2,990,108, representing 14.61% of net assets.

(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2011, the total market value of these securities was $416,771 representing 2.04% of net assets.
(d)	Underlying security for a written/purchased call/put option.
(e)	This security was issued for a possible settlement of pending litigation and does not have an expiration date.
(f)	Security considered illiquid. On August 31, 2011, the total market value of these securities was $256, representing 0.00% of net assets.
(g)	Less than 0.005% of Net Assets.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
2/18/2011	Atlas Energy	$175	$175	0.00%	(g)
8/13/2010	Emergent Biosolutions	81	81	0.00%	(g)
3/28/2011	J. Crew Group, Inc.	0	0	0.00%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Metals & Mining
Nevada Copper Corp.	(6,725)	$(29,872)

Telephones & Telecommunications
Windstream Corp.	(5,004)	(63,551)

TOTAL COMMON STOCKS (Proceeds $101,069)		(93,423)

EXCHANGE TRADED FUND
SPDR S&P 500 ETF Trust	(6,813)	(831,595)

TOTAL EXCHANGE TRADED FUND (Proceeds $819,398)		(831,595)

TOTAL SECURITIES SOLD SHORT (Proceeds $920,467)		$(925,018)

SCHEDULE OF OPTIONS WRITTEN	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Alpha Natural Resources, Inc.:
	09/2011	$31.00	(8)	$(2,440)
	09/2011	32.00	(8)	(1,892)
Clorox Co.:
	09/2011	65.00	(1)	(540)
	09/2011	67.50	(1)	(283)
	09/2011	70.00	(1)	(132)
	09/2011	72.50	(1)	(45)
Hewlett-Packard Co.:
	09/2011	24.00	(16)	(3,640)
	09/2011	25.00	(15)	(2,250)
InterDigital, Inc.:
	09/2011	80.00	(1)	(290)
	09/2011	82.50	(1)	(237)
	09/2011	85.00	(2)	(400)
ITT Corp.:
	09/2011	45.00	(40)	(11,700)
	09/2011	47.50	(40)	(5,000)
	10/2011	47.50	(40)	(9,700)
	10/2011	50.00	(40)	(5,400)
Kinetic Concepts, Inc.	09/2011	67.50	(1)	(120)
Lubrizol Corp.	09/2011	135.00	(1)	(3)
Manitowoc Co.	09/2011	10.00	(40)	(5,500)
Marathon Oil Corp.	09/2011	28.00	(9)	(441)
Marathon Petroleum Corp.	09/2011	40.00	(16)	(600)
Motorola Mobility Holdings, Inc.	09/2011	40.00	(3)	(15)
Rock-Tenn Co.	09/2011	55.00	(22)	(3,245)
Southern Union Co.:
	09/2011	42.50	(6)	(210)

SCHEDULE OF OPTIONS WRITTEN	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
	09/2011	$45.00	(5)	$(75)
SPDR S&P 500:
	09/2011	120.00	(4)	(1,184)
	09/2011	121.00	(7)	(1,547)
	09/2011	122.00	(10)	(1,500)
	09/2011	123.00	(4)	(374)
	09/2011	124.00	(1)	(50)
SPDR S&P Oil & Gas	09/2011	58.00	(27)	(1,350)
Stillwater Mining Co.:
	09/2011	14.00	(86)	(14,405)
	09/2011	15.00	(104)	(9,880)
VeriFone Systems, Inc.:
	09/2011	32.00	(2)	(840)
	09/2011	33.00	(5)	(1,550)
	09/2011	34.00	(7)	(1,680)
	09/2011	35.00	(11)	(1,980)
	09/2011	36.00	(12)	(1,500)
	09/2011	37.00	(9)	(787)
Walter Energy, Inc.:
	09/2011	80.00	(16)	(8,080)
	09/2011	85.00	(16)	(4,376)

TOTAL WRITTEN CALL OPTIONS (Premiums received $61,665)				(105,241)

Written Put Options
Kinetic Concepts, Inc.	09/2011	65.00	(17)	(850)
Southern Union Co.:
	09/2011	40.00	(5)	(113)
	09/2011	42.50	(6)	(615)
SPDR S&P 500:
	09/2011	100.00	(11)	(143)
	09/2011	101.00	(1)	(15)
	09/2011	102.00	(1)	(17)
	09/2011	103.00	(1)	(19)
	09/2011	104.00	(11)	(253)
	09/2011	105.00	(6)	(153)
	09/2011	106.00	(5)	(155)
	09/2011	107.00	(6)	(207)
	09/2011	108.00	(9)	(364)
	09/2011	116.00	(3)	(51)
	09/2011	117.00	(3)	(66)
	09/2011	118.00	(3)	(89)
SPDR S&P Oil & Gas	09/2011	48.00	(27)	(1,606)

TOTAL WRITTEN PUT OPTIONS (Premiums received $14,896)				(4,716)

TOTAL WRITTEN OPTIONS (Premiums received $76,561)				$(109,957)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Autonomy Corp. Plc	GBP-LIBOR-BBA plus 45 bps	08/20/2012	361,586	$1,587
Goldman, Sachs & Co.	Extract Resources Ltd.	AUD-BBR-BBSW plus 50 bps	08/13/2012	5,424	754
Goldman, Sachs & Co.	National Semiconductor Corp.	USD-LIBOR-BBA plus 40 bps	08/06/2012	406,931	4,641
Goldman, Sachs & Co.	Varian Semiconductor Equipment Associates, Inc.	USD-LIBOR-BBA plus 40 bps	08/06/2012	191,977	8,119
UBS	Ameron International Corp.	USD-1Month-LIBOR-BBA plus 35 bps	06/09/2012	20,787	2
UBS	BJ’s Wholesale Club, Inc.	USD-1Month-LIBOR-BBA plus 35 bps	06/09/2012	40,171	383
UBS	Cephalon, Inc.	USD-1Month-LIBOR-BBA plus 35 bps	06/09/2012	273,013	34
UBS	Hansen Transmissions International NV	GBP-1Month-LIBOR-BBA plus 35 bps	06/09/2012	77,115	6,082
UBS	Macarthur Coal Ltd.	AUD-BBR-BBSW plus 45 bps	06/09/2012 – 07/09/2012	417,515	2,542
UBS	Metorex Ltd.	ZAR-1Month-JIBAR-BANKS plus 70 bps	08/15/2012 – 12/09/2012	2,506,266	6,822
UBS	Minerva Plc	GBP-1Month-LIBOR-BBA plus 35 bps	01/08/2012 – 08/22/2012	88,574	0

					$30,966

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	992,500	Purchase	09/15/2011	$1,058,768	$16,168
AUD	38,000	Sale	09/15/2011	40,537	962
CAD	1,063,500	Sale	09/15/2011	1,085,575	12,346
CAD	211,000	Purchase	09/15/2011	215,380	1,410
CHF	155,000	Sale	09/15/2011	192,421	6,785
CHF	111,000	Purchase	09/15/2011	137,798	5,986
EUR	505,000	Purchase	09/15/2011	725,288	8,674
EUR	252,200	Sale	09/15/2011	362,213	1,975
GBP	19,700	Sale	09/15/2011	31,974	415
GBP	20,000	Purchase	09/15/2011	32,460	150
NOK	971,000	Purchase	09/15/2011	180,857	5,475

					$60,346

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	2,279,400	Sale	09/15/2011	$2,431,593	$(19,800)
AUD	400,000	Purchase	09/15/2011	426,708	(6,124)
CAD	671,000	Purchase	09/15/2011	684,928	(15,308)
CAD	10,500	Sale	09/15/2011	10,718	(143)
CHF	627,000	Sale	09/15/2011	778,374	(31,468)
CHF	121,500	Purchase	09/15/2011	150,833	(8,105)
DKK	629,000	Sale	09/15/2011	121,266	(580)
EUR	631,000	Sale	09/15/2011	906,251	(9,616)
EUR	378,200	Purchase	09/15/2011	543,176	(1,710)
GBP	41,000	Sale	09/15/2011	66,544	(1,219)
GBP	5,000	Purchase	09/15/2011	8,115	(80)
NOK	971,000	Sale	09/15/2011	180,857	(1,679)

					$(95,832)

Abbreviations:

AUD - Australian Dollar

BA - Bankers Acceptance

BBA - British Bankers Association

BBR - Bankers Buying Rate

BBSW - Bank-Bill Swap Reference Rate

Bhd - Berhad (in Malaysia, a form of a public company)

Bps - Basis Points

CAD - Canadian Dollar

CHF - Swiss Franc

DKK- Danish Krone

ETF - Exchange Traded Fund

EUR - Euro

GBP - Great British Pound

JIBAR - Johannesburg Interbank Agreed Rate

LIBOR - London Interbank Offered Rate

Ltd. - Limited

NOK - Norwegian Krone

Plc - Public Limited Liability

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

ZAR - South African Rand

See Notes to Quarterly Portfolio of Investments.

The Arbitrage Event Driven Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks
Advertising	$285,230	$–	$–	$285,230
Aerospace & Defense	121,963	–	15,700	137,663
Apparel/Textiles	233,078	–	–	233,078
Auto Components	701,901	–	–	701,901
Chemicals	568,632	–	–	568,632
Coal	132,218	–	–	132,218
Computers & Computer Services	457,055	–	–	457,055
Containers & Packaging	985,469	–	–	985,469
Electrical Services	416,965	–	–	416,965
Food	73,584	–	–	73,584
Forest Products & Paper	55,388	–	–	55,388
Gas Utilities	211,285	–	–	211,285
Health Care Equipment	363,973	–	–	363,973
Healthcare Products	101,949	–	–	101,949
Household Products	52,554	–	–	52,554
Insurance	174,053	–	–	174,053
Internet	159,722	–	–	159,722
Machinery-Diversified	44,440	–	–	44,440
Media	39,113	–	–	39,113
Metals & Mining	1,429,719	–	–	1,429,719
Miscellaneous Manufacturing	1,345,385	–	–	1,345,385
Oil & Gas	304,633	–	–	304,633
Petroleum Exploration & Production	64,473	–	–	64,473
Retail	401,885	–	–	401,885
Semiconductors	534,871	–	400,815	935,686
Software	594,656	–	–	594,656
Specialty Retail	–	–	0	0
Telephones & Telecommunications	621,608	–	–	621,608
Exchange Traded Funds	504,230	–	–	504,230
Preferred Stocks	1,057,385	–	–	1,057,385
Rights	–	–	256	256
Corporate Bonds	–	6,748,638	–	6,748,638
Convertible Corporate Bond	–	415,896	–	415,896
Purchased Options	93,652	–	–	93,652
Short-Term Investments	11,965	–	–	11,965

TOTAL	$12,143,034	$7,164,534	$416,771	$19,724,339

Other Financial Instruments*
Assets
Total Return Swaps	$30,966 $	$–	–	$30,966
Forward Foreign Currency Contracts	–	60,346	–	60,346

TOTAL	$30,966	$60,346	$–	$91,312

Liabilities
Securities Sold Short	$(925,018)	$–	$–	$(925,018)
Written Options	(109,957)	–	–	(109,957)
Forward Foreign Currency Contracts	–	(95,832)	–	(95,832)

TOTAL	$(1,034,975)	$(95,832)	$–	$(1,130,807)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures and forward contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2011:

Investments in Securities	Balance as of May 31, 2011	Accrued discount/ premium	Realized gain	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of August 31, 2011	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at August 31, 2011
Common Stocks	$-	$-	$-	$-	$-	$416,515	$416,515	$23,306
Rights	-	-	-	-	-	256	256	(35,038)
TOTAL	$-	$-	$-	$-	$-	$416,771	$416,771	$(11,732)

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

August 31, 2011 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The two series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), and The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer two classes of shares. Class R shares and Class I shares of the Arbitrage Fund commenced operations on August 18, 2000 and October 17, 2003, respectively. Class R shares and Class I shares of the Event-Driven Fund commenced operations on October 1, 2010. The investment objective of the Arbitrage Fund is to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The Funds’ two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares are subject to an annual distribution fee of up to 0.25% of each Fund’s average daily net assets attributable to Class R shares, whereas Class I shares are not subject to any distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on August 31, 2011.

Investment Valuation — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. As of August 31, 2011, the Arbitrage Fund’s market value of securities valued in accordance with the fair value procedures was $127,398,468 and represented 5.37% of net assets of the Arbitrage Fund. As of August 31, 2011, the Event-Driven Fund’s market value of securities valued in accordance with the fair value procedures was $416,771 and represented 2.04% of net assets of the Event-Driven Fund. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
• Level 2 —

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 —

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended August 31, 2011, there have been no significant changes to the Funds’ fair value methodologies. The summary of the inputs used to value the Fund’s investments and the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value as of August 30, 2011 can be found at the end of each Fund’s Portfolio of Investments. During the three months ended August 31, 2011 there were no significant transfers between Level 1 and Level 2 securities.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments.

The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Water Island Capital, LLC (the “Adviser”) has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan in the Funds as of August 31, 2011.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

Written Option Transactions — The Funds may write (sell) covered call options to hedge portfolio investments and to reduce the risks associated with some of its investments. Put options may also be written by the Funds as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Funds write (sell) an option, an amount equal to the premium received by the Funds is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

A summary of put and call option contracts written in the Arbitrage Fund during the three months ended August 31, 2011 is as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of period	47,890	$4,604,040
Options written	160,540	15,345,216
Options closed	(7,756)	(783,224)
Options exercised	(42,004)	(4,140,793)
Options expired	(81,826)	(7,913,696)

Options outstanding at end of period	76,844	$7,111,543

A summary of put and call option contracts written in the Event-Driven Fund during the three months ended August 31, 2011 is as follows:

	Option Contracts	Option Premiums
Options outstanding at beginning of period	382	$50,076
Options written	2,755	257,598
Options closed	(137)	(11,282)
Options exercised	(868)	(75,847)
Options expired	(1,378)	(143,984)

Options outstanding at end of period	754	$76,561

Equity Swap Contracts — The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. As of August 31, 2011, the Arbitrage Fund had long equity swap contracts outstanding with net unrealized appreciation of $6,417,758. The Event-Driven Fund had long equity swap contracts outstanding with net unrealized appreciation of $30,966 as of August 30, 2011.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Outstanding forward foreign currency exchange contracts as of August 31, 2011, can be found at the end of each Fund’s Portfolio of Investments.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of August, 2011, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
The Arbitrage Fund	$2,256,018,045	$32,275,840	$(29,637,294)	$2,638,546
The Event-Driven Fund	20,494,415	291,051	(1,061,127)	(770,076)

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and Treasurer

Date:	October 28 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and Treasurer

Date:	October 28 2011

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	October 28 2011